EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

15. EARNINGS PER SHARE

The calculation of earnings per share is as follows:

	Year ended December 31,
	2009	2010	2011
Net income attributable to Daqo New Energy Corp.	$30,132,262	$65,271,257	$33,323,952
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic	$28,931,091	$54,691,886	$33,323,952

Net income attributable to preferred shareholders for participating rights to dividends—basic	$1,201,171	$10,579,371	$—

Net income attributable to Daqo New Energy Corp. ordinary shareholders—diluted	$30,132,262	$65,271,257	$33,323,952

Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share—basic	100,000,000	117,839,487	175,714,103

Weighted average ordinary shares as if converted by Series A convertible redeemable preferred shares—basic	4,151,834	22,794,380	—
Share options	—	92,456	—

Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	104,151,834	140,726,323	175,714,103

NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$0.29	$0.46	$0.19

NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$0.29	$0.46	$0.19

Outstanding 5,350,000, 2,295,000 and 6,805,000 employee options were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive for the year ended December 31, 2009, 2010 and 2011, respectively.